LEASES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Rental expense for all operating leases	¥ 17,597	¥ 22,566	¥ 30,442